CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 3,786,846	$ 6,689,848
Restricted cash	868,317	11,153,170
Accounts receivable, net	3,180,138	6,786,596
Bills receivable	0	358,273
Advances to suppliers	2,526,607	1,174,148
Inventories	2,141,093	3,959,031
Other current assets	8,113,861	10,773,310
Assets held for sale-current	0	13,032,000
Current assets from discontinued operations	13,272,186	30,349,676
TOTAL CURRENT ASSETS	33,889,048	84,276,052
Assets held for sale-noncurrent	0	20,270,434
Deposit for purchase of land use rights	14,020,901	14,799,874
Property, plant and equipment, net	8,372,961	8,921,397
Intangible assets, net	2,530,103	3,494,014
Goodwill	4,753,454	12,118,817
Deferred tax assets	460,237	4,270,042
Other non-current assets	2,065,000	0
Non-current assets from discontinued operations	0	31,255,179
TOTAL ASSETS	66,091,704	179,405,809
CURRENT LIABILITIES
Short-term bank loans	15,272,986	51,823,869
Accounts payable	6,943,248	9,440,296
Bills payable	1,322,912	23,732,737
Advances from customers	2,651,156	1,183,733
Accrued payroll and benefits	396,026	938,086
Deposit for assets held for sale	0	13,032,000
Other payables and accrued expenses	4,570,298	6,952,957
Amounts due to related parties	141,972	851,262
Income tax payable	3,083,792	3,374,658
Derivative Liability - Warrants	1,156,386	0
Current liabilities from discontinued operations	0	28,989,570
TOTAL CURRENT LIABILITIES	35,538,776	140,319,168
Long-term bank loans	0	214,630
Amounts due to related parties	12,359	13,065
Deferred tax liabilities	86,332	66,951
Non-current liabilities from discontinued operations	0	213,186
TOTAL LIABILITIES	35,637,467	140,827,000
COMMITMENTS AND CONTINGENCIES	0	0
Ordinary shares, par $0.01; shares issued and outstanding, 2015; 120,000 shares; 2014: 475,000 shares	360,000	1,425,000
EQUITY
Ordinary shares, par $0.01; authorized capital 100,000,000 shares; shares issued and outstanding, 2015: 39,211,364 shares; 2014: 31,768,875 shares	416,546	335,271
Treasury stock, 2015: 1,402,448 shares; 2014: 717,448 shares	(7,117,500)	(4,290,000)
Additional paid-in capital	144,000,767	126,862,049
Reserve	13,812,095	14,755,946
Deficit earnings	(154,979,095)	(142,910,476)
Accumulated other comprehensive income	24,551,707	24,755,457
Total equity of the Company	20,684,520	19,508,247
Non-controlling interest	9,409,717	17,645,562
Total equity	30,094,237	37,153,809
TOTAL LIABILITIES AND EQUITY	$ 66,091,704	$ 179,405,809